17. Taxes (Details 7) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
DisclosureOfTaxesLineItems [Line Items]
Unrecognized tax carry forwards	$ 1,369
2021 [member]
DisclosureOfTaxesLineItems [Line Items]
Unrecognized tax carry forwards	205
2029 - 2031 [member]
DisclosureOfTaxesLineItems [Line Items]
Unrecognized tax carry forwards	708
2032 - 2034 [member]
DisclosureOfTaxesLineItems [Line Items]
Unrecognized tax carry forwards	320
2035 -2037 [member]
DisclosureOfTaxesLineItems [Line Items]
Unrecognized tax carry forwards	62
Undefined Expiration [member]
DisclosureOfTaxesLineItems [Line Items]
Unrecognized tax carry forwards	$ 74